Personnel expenses (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Personnel Expenses [Line Items]
Salaries and variable compensation		$ 2,276	$ 2,132	$ 2,120	$ 4,408	$ 4,147
Financial advisor compensation	[1]	941	1,094	1,005	2,035	1,965
Contractors		35	28	38	64	74
Social security		182	164	152	347	322
Pension and other post-employment benefit plans		143	177	139	321	309
Other personnel expenses		104	113	116	217	222
Total personnel expenses		$ 3,682	$ 3,710	$ 3,571	$ 7,391	$ 7,040

[1]
Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.